J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Large Cap Value Fund

(All Share Classes)

(a series of JPMorgan Trust II)

JPMorgan U.S. Large Cap Value Plus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

JPMorgan Value Opportunities Fund

(All Share Classes)

(a series of JPMorgan Value Opportunities Fund, Inc.)

(each a “Fund” and collectively the “Funds”)

Supplement dated March 23, 2011

to the Prospectuses dated November 1, 2010, as supplemented

The portfolio manager information for the Funds in the section titled “Portfolio Management” in the Funds’ “Risk/Return Summary” and the paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers” are hereby deleted in their entirety and replaced with the corresponding information below:

JPMorgan Large Cap Value Fund

The information below replaces the corresponding information in the section titled “Management” in the Fund’s Risk/Return Summary.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Alan Gutmann	2004	Executive Director
Kelly Miller	2009	Vice President
Aryeh Glatter	2011	Executive Director

JPMorgan U.S. Large Cap Value Plus Fund

The information below replaces the corresponding information in the section titled “Management” in the Fund’s Risk/Return Summary.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Alan Gutmann	2007	Executive Director
Kelly Miller	2009	Vice President
Aryeh Glatter	2011	Executive Director

JPMorgan Value Opportunities Fund

The information below replaces the corresponding information in the section titled “Management” in the Fund’s Risk/Return Summary.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Alan Gutmann	2003	Executive Director
Kelly Miller	2009	Vice President
Aryeh Glatter	2011	Executive Director

In addition, the paragraphs in the section titled “The Funds’ Management and Administration — The Portfolio Managers” as they pertain to the Funds are hereby deleted in their entirety and replaced by the following:

Alan Gutmann, Executive Director of JPMIM, Kelly Miller, Vice President of JPMIM and a CFA charterholder, and Aryeh Glatter, Executive Director of JPMIM, serve as the portfolio managers for the Fund. Mr. Gutmann has worked as a portfolio manager with JPMIM or one of its affiliates since 2003 when he joined the firm. Ms. Miller has been a portfolio manager on the Large Cap Value team since 2005. She has been an employee with the firm since 2002 and has previously worked as an analyst with the U.S. equity team from 2003 to 2005 and as an analyst with the U.S. equity client portfolio management team from 2002 to 2003. Mr. Glatter has been a portfolio manager on the Large Cap Value team since 2011 when he joined the firm. Prior to joining the firm in 2011, he was a portfolio manager at AllianceBernstein, where he managed large cap equities from 2000 to 2009.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-LCV-311

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Value Opportunities Fund

(All Share Classes)

(a series of JPMorgan Value Opportunities Fund, Inc.)

Supplement dated March 23, 2011

to the Statement of Additional Information dated November 1, 2010, as supplemented

The following sections replace the information in the SAI under the headings “Portfolio Managers’ Other Accounts Managed” and “Ownership of Securities”:

PORTFOLIO MANAGERS’ OTHER ACCOUNTS MANAGED

The following table shows information regarding the other accounts managed by each portfolio manager of the Fund as of June 30, 2010:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($thousands)
Alan Gutmann	4	$1,019,533	2	$200,305	2	$38,759
Kelly Miller	3	$1,019,533	2	$200,305	2	$38,759
Aryeh Glatter[1]	0	$0	0	$0	0	$0

[1]	As of February 28, 2011.

The following table shows information on the other accounts managed by each portfolio manager of the Fund that have advisory fees wholly or partly based on performance as of June 30, 2010.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($thousands)
Alan Gutmann	0	$0	0	$0	0	$0
Kelly Miller	0	$0	0	$0	0	$0
Aryeh Glatter[1]	0	$0	0	$0	0	$0

[1]	As of February 28, 2011.

SUP-SAI-VO-311

OWNERSHIP OF SECURITIES

The following table indicates the dollar range of securities of the Fund beneficially owned by the Fund’s lead portfolio managers as of June 30, 2010, the Fund’s most recent fiscal year end.

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
Alan Gutmann					X
Kelly Miller			X
Aryeh Glatter[1]	X

[1]	As of February 28, 2011.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE